Organization and Principal Activities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shanghai Baozun E-commerce Limited [Member]
Organization and Principal Activities [Line Items]
Initial term	20 years
VIE [Member]
Organization and Principal Activities [Line Items]
Contribution percentage in consolidated net revenues	9.82%	8.61%	9.10%
Contribution percentage in consolidated total assets	3.58%	3.89%
Variable Interest Entities Contribution Percentage Liabilities	1.20%	0.69%